INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Current income tax expense	¥ 1,081		¥ 130,635	¥ 22,781
Deferred income tax benefit	(6,812,790)		(6,052,019)	(1,562,358)
Total income tax benefit	¥ (6,811,709)	$ (959,409)	¥ (5,921,384)	¥ (1,539,577)